Property Plant and Equipment - Additional Information (Details) $ in Millions	6 Months Ended	12 Months Ended				32 Months Ended
	Dec. 31, 2023 item	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment
Borrowing costs capitalized		€ 19,700,000	€ 7,100,000	€ 4,200,000
Capitalization rate (in percent)		7.60%	5.50%	5.70%
Percentage considered for third valuation in case the valuation differs		10.00%
Down payments on Vessels		€ 615,542,000	€ 66,899,000	€ 224,606,000
Number of vessels evaluated for impairment | item		2
Impairment of property, plant and equipment		€ 0	(5,000,000)
Additions For Guarantee Fees Related To Class And P Class Newbuild Vessels		7,600,000
Eneti Inc
Property, Plant and Equipment
Acquisition of businesses		441,500,000
Assets under construction
Property, Plant and Equipment
Transfer from assets under construction			(11,000,000)
Assets under construction | Eneti Inc
Property, Plant and Equipment
Acquisition of businesses		144,000,000
P-Class vessels
Property, Plant and Equipment
Additions		42,000,000
Additions for down payments made for installation of vessels		290,000,000	15,400,000
Down payments on Vessels		245,000,000	14,000,000		€ 137,000,000
A-Class vessels
Property, Plant and Equipment
Additions		3,800,000	€ 167,000,000
Additions for down payments made for installation of vessels		114,000,000
Down payments on Vessels		94,000,000		167,000,000		€ 299,000,000	$ 794
Number Of Vessels For Which Down Payments Have Been Made For Installation | item			2
M-Class vessels
Property, Plant and Equipment
Additions for down payments made for installation of vessels		103,000,000
Down payments on Vessels		91,700,000	€ 29,300,000	€ 59,400,000	€ 29,600,000
O-class vessels
Property, Plant and Equipment
Additions for down payments made for installation of vessels		62,000,000
Number Of Vessels For Which Independent Evaluation Was Conducted | item	2
Wind Orca
Property, Plant and Equipment
Additions		16,000,000	10,700,000
Wind Osprey
Property, Plant and Equipment
Additions		6,800,000	16,300,000
Assets related to future projects.
Property, Plant and Equipment
Additions		5,700,000
Vessels
Property, Plant and Equipment
Additions for down payments made for installation of vessels		€ 54,000,000
Transfer from assets under construction			€ 9,000,000
Growth rate used to extrapolate cash flow projections		2.50%				2.50%	2.50%
Vessels | Weighted Average Cost Of Capital (WACC)
Property, Plant and Equipment
Percentage of reasonably possible increase in unobservable input, assets		1.00%				1.00%	1.00%
Percentage of reasonably possible decrease in unobservable input, assets		1.00%				1.00%	1.00%
Significant unobservable input, assets	9.5	9.5	9.5	8		9.5	9.5
Amount Of Reasonable Possible Decrease In Revenue Per Day Following Decrease In WACC		€ 20,000
Amount Of Reasonable Possible Increase In Revenue Per Day Following Increase In WACC		20,000
Operating Vessels Wind Scylla
Property, Plant and Equipment
Acquisition of businesses		206,000
Wind Zaratan
Property, Plant and Equipment
Acquisition of businesses		€ 87,000